CONSOLIDATED AND COMBINED STATEMENTS OF INCOME - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Net sales	$ 3,654	$ 3,743	$ 3,853
Cost of sales (exclusive of depreciation and amortization)	2,823	2,874	2,953
Cost of sales with RRD and affiliates (exclusive of depreciation and amortization)	208	216	244
Total cost of sales	3,031	3,090	3,197
Selling, general and administrative expenses (exclusive of depreciation and amortization)	259	280	268
Restructuring, impairment and other charges-net (Note 4)	18	57	132
Depreciation and amortization	171	181	181
Income from operations	175	135	75
Interest expense (income)-net (Note 12)	18	(3)	(4)
Investment and other income-net	0	0	(9)
Income before income taxes	157	138	88
Income tax expense (Note 15)	51	64	30
Net income	$ 106	$ 74	$ 58
Net income per common share (Note 13)
Basic net earnings per share	$ 3.25	$ 2.27	$ 1.79
Diluted net earnings per share	$ 3.23	$ 2.27	$ 1.79
Weighted average number of common shares outstanding
Basic	32.5	32.4	32.4
Diluted	32.8	32.4	32.4